Borrowings	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Borrowings

10. Borrowings

As of September 30, 2023 and 2024, the bank borrowings were for working capital and capital expenditure purposes.

	As of September 30,
	2023	2024

Short-term borrowings
Beijing Zhongguancun Bank Co., Ltd.	$5,520	$5,740
Nantuo branch of Changsha Rural Commercial Bank Co., Ltd.	179	148
Zhengzhou East Branch of China Construction Bank Co., Ltd	40	35
Industrial and Commercial Bank of China Limited Beijing Jiulongshan Branch	-	712
China CITIC Bank Co., Ltd. Beijing Branch	-	784
Bank of China Limited Beijing Communication Technology Development Zone Branch	-	712
Total	$5,739	$8,131

As of September 30, 2024, the bank borrowings were primarily obtained from six banks with interest rates ranging from 2.750% to 8.135% per annum.

The interest expenses were US$527, US$485 and US$499 for the years ended September 30, 2022, 2023 and 2024, respectively. The weighted average interest rates of short-term loans outstanding were 7.96% and 7.34% per annum as of September 30, 2023 and 2024, respectively.

The Company’s controlling shareholder, Dr. Houqi Zhang, provided his personal guarantees, a real estate mortgage guarantee, and a pledge guarantee on his 8% equity in Beijing Qichuang Zhongteng Investment Management Center (Limited Partnership) for certain bank loans in the amount of US$5,520 and US$5,740 from Beijing Zhongguancun Bank Co., Ltd. as of September 30, 2023 and 2024, respectively. Autozi China provided a pledge guarantee on all of its independently owned intellectual property rights for certain bank loans in the amount of US$3,015 and US$3,135 from Beijing Zhongguancun Bank Co., Ltd. as of September 30, 2023 and 2024, respectively.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)

Dr. Houqi Zhang also provided his personal guarantees for certain bank loans of US$179 and US$148 from Nantuo branch of Changsha Rural Commercial Bank Co., Ltd. as of September 30, 2023 and 2024, respectively.

Dr. Houqi Zhang and his spouse, Ms. Yalin Shen, provided their personal guarantees for certain bank loans in the amount of US$784 from China CITIC Bank Co., Ltd. as of September 30, 2024.

Beijing Capital Co., Ltd, a third party, provided guarantees for certain bank loans in the amount of US$570, representing 80% of the principal amount, from Industrial and Commercial Bank of China as of September 30, 2024 and charged the Group with certain amount of guarantee service fees based on the loan amount. Dr. Houqi Zhang and his spouse, Ms. Yalin Shen, provided a counter-guarantee for it.

Beijing Guohua Culture and Technology Financing Guarantee Co., Ltd, a third party, provided guarantees and Autozi China provided a count-guarantee for certain bank loans in the amount of US$712 from Bank of China as of September 30, 2024.

As of September 30, 2024, the maturity of loans from Beijing Zhongguancun Bank Co., Ltd. were from November 2024 to February 2025, maturity of loans from Nantuo branch of Changsha Rural Commercial Bank Co., Ltd. were from February 2025 to March 2025, the maturity of the loans from China CITIC Bank Co., Ltd. were from May 2024 to April 2025, the maturity of loan from Industrial and Commercial Bank of China were April 2025, the maturity of loan from Bank of China were May 2025.

In November 2024, the Company repaid and reborrowed US$3.0 million from Beijing Zhongguancun Bank Co., Ltd. and the maturity date of the reborrowed bank loan is November 2025.